Pension and other postretirement benefits - Schedule of Net Benefit Costs (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plan | U.S. Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Interest cost	1	1	3	3	4	38	29
Expected return on assets	0	0	0	0	0	(34)	(32)
Amortization of actuarial gain	(1)	0	(1)	0	(1)	0	0
Settlement loss	0	0	0	0	0	33	0
Net periodic pension benefit cost	0	1	2	3	3	37	(3)
Pension Plan | Non-U.S. Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2	0	3	2	2	2	4
Interest cost	3	9	8	25	33	33	27
Expected return on assets	(3)	(8)	(8)	(24)	(31)	(32)	(28)
Amortization of actuarial gain	0	0	0	0	0	0	1
Settlement loss	0	12	0	12	61	0	0
Net periodic pension benefit cost	2	13	3	15	65	3	4
Other Postretirement Benefits Plan | U.S. Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	0	0	0	0	0	0	0
Interest cost	0	1	2	2	2	3	2
Amortization of actuarial gain	0	(1)	(2)	(2)	(2)	(2)	0
Net periodic pension benefit cost	0	0	0	0	0	1	2
Other Postretirement Benefits Plan | Non-U.S. Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1	1	1	1	1	1
Interest cost	0	1	2	3	3	3	3
Amortization of actuarial gain	0	(1)	0	(1)	(1)	(2)	0
Net periodic pension benefit cost	$ 1	$ 1	$ 3	$ 3	$ 3	$ 2	$ 4